Integrated Environmental Technologies, Ltd.

September 18, 2008

Jill Davis
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0405

Re:       Integrated Environmental Technologies, Ltd.
Your Letter of September 11, 2008

Form 10-K for the Year Ended December 31, 2007
Filed on March 31, 2008
File No. 000-26309

Dear Ms. Davis:

This correspondence is in response to your letter dated September 11, 2008 in reference to our filing of the Form 10-K for the year ended December 31, 2007 filed on March 31, 2008.

In response to your request we have keyed our responses to your comment items in their original numeric order.

Form 10-K for the Year ended December 31, 2007

General

1.	Where comments are applicable to disclosure in your interim filings, please make corresponding changes. This will eliminate the need for us to repeat similar comments.

Response:

We have amended our quarterly reports on Form 10-Q for the quarters ended March 31, 2008 and June 30, 2008 to make the corresponding changes applicable pursuant your comments.

Item 9a (T) Controls and Procedures, page 28

Evaluation of Disclosure Controls and Procedures, page 29

2.
You state that your management evaluated the effectiveness of your disclosure controls and procedures, as defined in Exchange Rule 13a-15(e). However, your principal executive and financial officers only concluded that your disclosure controls and procedures were effective in “timely alerting them to material information relating to the Company required to be included in the Company’s periodic filings under the Exchange Act.” Please also state, if true, whether the same officers concluded the controls and procedures were effective in “ensur[ing] that information required to be disclosed by an issuer in the reports that it files or submits under the Act is accumulated and communicated to the issuer’s management, including its principal executive and principal financial officers, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.” See Exchange Act Rule 13a-15(e).

Response:

We have revised our disclosure to Item 9a (T) Controls and Procedures, under the heading- Evaluation of Disclosure Controls and Procedures, to read as follows:

Evaluation of Disclosure Controls and Procedures

Our Chief Executive Officer and Principal Financial Officer, William E. Prince, has evaluated the effectiveness of our disclosure controls and procedures (as defined in Rule 13a-15(e) under the Securities Exchange Act of 1934, as amended) as of the end of the period covered by this Report. Based on that evaluation, Mr. Prince concluded that our disclosure controls and procedures are effective in timely alerting him to material information relating to us (including our consolidated subsidiaries) required to be included in our periodic SEC filings and in ensuring that information required to be disclosed by us in the reports that we file or submit under the Act is accumulated and communicated to our management, including our principal executive and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Note 7. Licensing Agreement, page F-16

3.	Please clarify how you account for the licensing revenue associated with your license and distribution agreement with Benchmark Energy Products.

Response:

There was no payment received from Benchmark to enter into this agreement. There have been some equipment sold to Benchmark and the revenue was recognized on the sale in accordance with the accounting policy in Note 1 on revenue recognition. There have been no technology fees received from Benchmark but the policy would be to recognize income when the technology fee is received.

Exhibit 31.1 and 31.2

4.
We note that you filed your Principal Executive Officer and Principal Financial Officer certifications under item 601(b)(31) of Regulation S-K. Please modify these certifications to include the introductory language of paragraph 4 to Item 601(b)(31) of Regulation S-K.

Response:

We have modified Exhibit 31- our Principal Executive Officer and Principal Financial Officer’s certification under item 601(b)(31) of Regulation S-K to include the introductory language of paragraph 4 to Item 601(b)(31) of Regulation S-K.

In connection with the responses to your comments, Integrated Environmental Technologies, Ltd. (the “Company”) acknowledges that:

•	The Company is responsible for the adequacy and accuracy of the disclosure in filings;

•	Staff Comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

•	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any additional questions, please do not hesitate to contact the undersigned at (843) 390-2500 or our counsel at (619) 704-1310.

Yours truly,

/s/ William Prince____________________
William E. Prince
Chief Executive Officer
Integrated Environmental Technologies, Ltd.

Cc:           Donald J. Stoecklein, Esq.
Stoecklein Law Group